Stock Options - Schedule of Fair Value of Stock Options (Details) - Black-Scholes Option Pricing Model [Member]	9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Schedule of Fair Value of Stock Options [Line Items]
Risk-free interest rate	4.46%	4.05%
Expected life (in years)	3.86	4.86
Bottom of Range [Member]
Schedule of Fair Value of Stock Options [Line Items]
Expected volatility	112.20%	121.10%
Top of Range [Member]
Schedule of Fair Value of Stock Options [Line Items]
Expected volatility	134.44%	133.14%